Nonconvertible Loans (Tables)	12 Months Ended
Dec. 31, 2024
Nonconvertible Loans [Abstract]
Schedule of Annual Principal Payments of Long-Term Debt	As of December 31, 2024, the required annual principal payments of long-term debt, starting from the year 2025, are as follows:
December 31, 2024
2025	$3,622
2026	2,605
2027	1,338
2028 *	27,146
2029 and thereafter	10
Total	$34,721

*	Includes 2024 NPA repayment in the amount of $27 million for the year 2028.